INTANGIBLE ASSETS, NET (Details) - Patents and copyrights [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 13,097	$ 14,204
Accumulated amortization	(4,614)	(3,462)
Net carrying value	$ 8,483	$ 10,742